Balance Sheets - USD ($)	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Current assets
Cash and cash equivalents	$ 63	$ 980	$ 515
Total current assets	63	980	515
Total Assets	63	980	515
Current liabilities
Accounts payable and accrued liabilities	6,247	3,391	3,132
Accounts payable due to related parties (Note 3)	274	153,874	80,274
Due to related parties (Note 3)	67,373	57,373	36,900
Total current liabilities	73,894	214,638	120,306
Total Liabilities	73,894	214,638	120,306
Capital stock (Note 4)
Authorized 75,000,000 of common shares, par value $0.001, 22,170,000 common shares issued and outstanding as of August 31, 2016 and 2015 and 23,802,264 as of May 31, 2017, par value $0.001	23,802	22,170	22,170
Additional paid-in capital	247,748	86,180	86,180
Accumulated deficit	(345,381)	(322,008)	(228,141)
Total stockholders' deficit	(73,831)	(213,658)	(119,791)
Total Liabilities and Stockholders' Deficit	$ 63	$ 980	$ 515